5. SMALL BUSINESS ASSOCIATION LOAN (Tables) (123113 Annual Restatement [Member])	12 Months Ended
Dec. 31, 2013
123113 Annual Restatement [Member]
Small Business Association Loan
2014	$830
2015	976
2016	1,054
2017	1,139
2018	1,230
Thereafter	2,011
$7,240